RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT
The company’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. The company uses financial instruments primarily to manage these risks.
There have been no other material changes in exposure to the risks the company is exposed to since the December 31, 2024 audited consolidated financial statements.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents the company's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2025				December 31, 2024
(MILLIONS)	Level 1	Level 2	Level 3	Total(1)	Total(1)
Assets measured at fair value:
Cash and cash equivalents	$556	$—	$—	$556	$624
Restricted cash(2)	85	—	—	85	85
Financial instrument assets(2)
IFRS 9 PPAs	—	—	32	32	8
Energy derivative contracts	—	94	—	94	60
Interest rate swaps	—	87	—	87	115
Foreign exchange swaps	—	2	—	2	37
Property, plant and equipment	—	—	40,094	40,094	38,696
Liabilities measured at fair value:
Financial instrument liabilities(2)
IFRS 9 PPAs	—	(34)	(50)	(84)	(111)
Energy derivative contracts	—	(164)	—	(164)	(108)
Interest rate swaps	—	(41)	—	(41)	(10)
Foreign exchange swaps	—	(241)	—	(241)	(45)
Tax equity	—	—	(409)	(409)	(378)
Liabilities for which fair value is disclosed:
Interests held in BRHC by the partnership(3)	(4,961)	—	—	(4,961)	(4,432)
BEPC exchangeable and class A.2 exchangeable shares(3)	(4,692)	—	—	(4,692)	(4,168)
Non-recourse borrowings(2)	(1,688)	(12,697)	—	(14,385)	(13,675)
Total	$(10,700)	$(12,994)	$39,667	$15,973	$16,698
(1)Excludes $296 million (2024: $566 million) of investments in debt securities measured at amortized cost.
(2)Includes both the current amount and long-term amounts.
(3)BEPC class B shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 8 – BEPC Exchangeable Shares, BRHC Exchangeable Shares, Class A.2 Exchangeable Shares, BRHC Class B Shares and BRHC Class C Shares, the BEPC class B shares meet certain qualifying criteria and are presented as equity.

There were no transfers between levels during the six months ended June 30, 2025.
Financial instruments disclosures
The aggregate amount of our company's net financial instrument positions are as follows:

	June 30, 2025			December 31, 2024
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
IFRS 9 PPAs	$32	$84	$(52)	$(103)
Energy derivative contracts	94	164	(70)	(48)
Interest rate swaps	87	41	46	105
Foreign exchange swaps	2	241	(239)	(8)
Investments in debt securities	296	—	296	566
Tax equity	—	409	(409)	(378)
Total	511	939	(428)	134
Less: current portion	92	468	(376)	(142)
Long-term portion	$419	$471	$(52)	$276
(a)   Tax equity
The company owns and operates certain projects in the United States under tax equity structures to finance the construction of utility-scale solar, distributed generation and wind projects. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the interim consolidated statements of financial position.
Gain or loss on the tax equity liabilities are recognized within foreign exchange and financial instruments gain (loss) in the interim consolidated statements of income (loss).
(b)   Energy derivative contracts and IFRS 9 PPAs
The company has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in the company's interim consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
(c)   Interest rate hedges
The company has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the interim consolidated financial statements at fair value.
(d)   Foreign exchange swaps
The company has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
(e)   Investments in debt securities
The company’s investments in debt securities classified as amortized cost.
The following table reflects the gains (losses) included in foreign exchange and financial instruments gain (loss) in the interim consolidated statements of income for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
IFRS 9 PPAs	$(19)	$9	$(21)	$15
Energy derivative contracts	16	(15)	18	1
Interest rate swaps	(4)	10	(2)	22
Foreign exchange swaps	(7)	28	(24)	22
Tax equity	29	11	21	16
Investments in debt securities	—	—	—	2
Foreign exchange loss	(41)	(6)	(39)	(12)
	$(26)	$37	$(47)	$66
The following table reflects the gains (losses) included in other comprehensive income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
IFRS 9 PPAs	$11	$1	$43	$(70)
Energy derivative contracts	16	9	(5)	15
Interest rate swaps	(19)	(19)	(26)	(8)
Foreign exchange swaps	(1)	2	(1)	(1)
	7	(7)	11	(64)
Foreign exchange swaps - net investment	(127)	88	(291)	82
	$(120)	$81	$(280)	$18
The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Energy derivative contracts	$(12)	$(35)	$5	$(59)
IFRS 9 PPAs	(3)	—	(11)	—
Interest rate swaps	(4)	(3)	(13)	(6)
Foreign exchange swaps	—	—	—	—
	$(19)	$(38)	$(19)	$(65)